Capital Stock (Tables)	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
Schedule of Changes in Stockholders' Equity

The following table sets forth the changes in stockholders’ equity as of June 30, 2021:

	Common Stock		Preferred Stock		Additional	Stock	Non-
	Shares	Par Value	Shares	Par Value	Paid-In Capital	Subscriptions Payable	Controlling Interest	Accumulated Deficit	Total
Balance at December 31, 2020	7,604,777	$76,048	449,581	$4,496	$4,849,679	$3,041,210	$1,416,224	$(18,019,260)	$(8,631,603)
Common stock issued for services	37,500	375	—	—	12,563	3,120	—	—	16,058
Share redeemed	(242,270)	(2,426)	—	—	(67,962)	—	—	—	(70,389)
Net Income	—	—	—	—	—	—	294,305	1,155,457	1,449,762
Balance at June 30, 2021	7,399,557	$73,997	449,581	$4,496	$4,794,280	$3,044,330	$1,710,529	$(16,863,803)	$(7,236,170)

The following table sets forth the changes in stockholders’ equity as of June 30, 2020:

	Common Stock		Preferred Stock		Additional	Stock	Non-
	Shares	Par Value	Shares	Par Value	Paid-In Capital	Subscriptions Payable	Controlling Interest	Accumulated Deficit	Total
Balance at December 31, 2019	7,429,621	$74,296	449,581	$4,496	$4,786,074	$3,024,822	$1,837,000	$(7,891,999)	$1,834,689
Common stock issued for services	120,000	1,200	—	—	42,095	13,485	—	—	56,779
Cancellation of stock option issued for services	—	—	—	—	—	—	-	—	-
Net loss	—	—	—	—	—	—	(237,431)	(3,754,996)	(3,992,426)
Balance at June 30, 2020	7,549,621	$75,496	449,581	$4,496	$4,828,169	$3,038,307	$1,599,569	$(11,647,023)	$(2,100,958)